Fair Value of Short Term Investment and Contingent Asset and Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 10,597,514	$ 14,010,962	$ 7,133,697
Contingent asset			815,011
Contingent liability	(170,000)	(142,500)	(140,125)
Fair Value Determined Under Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Contingent asset
Contingent liability
Fair Value Determined Under Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	10,597,514	14,010,962	7,133,697
Contingent asset
Contingent liability
Fair Value Determined Under Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Contingent asset			815,011
Contingent liability	$ (170,000)	$ (142,500)	$ (140,125)